RIGHT OF USE ASSET	12 Months Ended
Dec. 31, 2020
RIGHT OF USE ASSET
RIGHT OF USE ASSET

12.     RIGHT OF USE ASSET

COST	Total
Balance at January 1, 2019 on adoption of IFRS 16	$1,407,704
Impairment of right-of-use asset	(231,773)
Impairment reversal	156,366
Sublease	(274,965)
Balance as at December 31, 2019	$1,057,333
Addition and lease modification	478,281
Balance as at December 31, 2020	$1,535,614

ACCUMULATED DEPRECIATION
Balance at January 1, 2019 on adoption of IFRS 16	—
Depreciation for the year	336,860
Balance at December 31, 2019	$336,860
Depreciation for the year	368,203
Balance as at December 31, 2020	$705,063

NET BOOK VALUE
As at January 1, 2019,	$1,407,704
As at December 31, 2019	$720,473
As at December 31, 2020	$830,551

The Company’s right-of-use asset relates to the lease of buildings.

The Company entered into an agreement for office space in September 2014 in Richmond, Canada.  The agreement did not contain any contingent rent clauses, or purchase options or escalation clauses.  The term of the lease was 36 months commencing on October 1, 2014.  The lease contained an option to renew for an additional 36 months. In February 2017, the Company renewed the lease and added additional office premises. The term of the combined lease is 60 months commencing June 1, 2017. The amended agreement does not contain any contingent rent clauses, purchase options or escalation clauses. The Company entered into a sublease agreement for a portion of office space in September 2019. The term for the sublease agreement was 32 months commencing on October 7, 2019 (See Note 8).

The Company entered into an agreement for office space in September 2014 in Minneapolis.  The agreement did not contain any contingent rent clauses, purchase options or escalation clauses.  The original term of the lease was 66 months commencing on September 1, 2014.  Additional office space was added in July 2015 in Minneapolis.  The term of the combined lease is 69 months commencing on July 1, 2015.  In August 2019, the Company renewed the lease for an additional 36 months commencing June 1, 2020.

The Company entered into an agreement for office space in December 2016 in Richmond, Canada.  The agreement does not contain any contingent rent clauses, renewal or purchase options or escalation clauses.  The term of the lease is 24 months commencing on December 19, 2016. In December 2018, the Company renewed the lease for another 24 months commencing on December 19, 2018. In October 2020, the Company renewed the lease for another 24 months commencing on December 19, 2020.

The Company entered into an agreement for office space in June 2018 in Richmond, Canada. The agreement does not contain any contingent rent clauses, purchase options or escalation clauses.  The term of the lease is 36 months commencing on August 1, 2018. The lease contains an option to renew for an additional 24 months. In June 2020,the Company renewed the lease for an additional 36 months commencing August 1, 2021.